Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Accrued expenses and other current liabilities	$ 20,168	$ 21,533
Accounts receivable	$ 12,587	6,151
Employer matching contribution	4.00%
Contributions by employer	$ 1,000	500
Purchase commitment	3,800
Invoices
Loss Contingencies [Line Items]
Accrued expenses and other current liabilities	600	600
Accounts receivable	$ 1,400	$ 1,400